Other liability	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Other liability

21. Other liability

Year ended December 31
2018
(in £)
At beginning of year	—
Arising during the year	34,289

At December 31	34,289

On October 8, 2018, the Group entered into a funding agreement with The Alpha-1 Project (“TAP”), which provides for total potential payments to Mereo of $400,000 as contributions towards the development of MPH-966 upon completion of certain milestones by the Group. In exchange, on receipt of such funding, the Group will issue warrants allowing TAP to subscribe for shares in the company (see Note 17). Under the agreement, TAP is potentially entitled to receive a payment equivalent to amounts received by Mereo (up to a maximum of $400,000) conditional on and within thirty days of the first regulatory approval received by the Group for MPH-966.

The first payment (“Payment 1”) of $100,000 (£78,445) was made to Mereo on November 16, 2018. The fair value of the liability of Payment 1 on November 16, 2018 was £34,289. Application of the effective interest method is required to accrete the initial liability value up to the face value of the liability over a period of five years, being the estimate of the earliest date that the liability could be repaid and assuming that the agreement is not terminated earlier. This non-cash interest charge will be made in each statutory reporting period. The annual value of this interest charge is 25.8%.

The fair value of warrants issued as part of Payment 1 on November 16, 2018 was £44,156.

The total carrying value of the liability at December 31, 2018 was £34,289. £34,289 is a non-current liability.